Trade and other payables (Tables)	12 Months Ended
Aug. 31, 2024
Trade and other payables.
Schedule of trade and other payables

	2024	2023
	$	$
Trade payables	3,883,020	1,107,310
Sales taxes payable	—	62,398
Salaries, vacation and other employee benefits payables	614,488	585,192
	4,497,508	1,754,900